FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 37 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
37.1- Classification of financial instruments by category
The carrying amounts of the Company’s financial assets and financial liabilities represent a reasonable approximation of their fair values. The Company uses the following classification to categorize its financial instruments and their respective hierarchy levels:

	Level	12/31/2025	12/31/2024
FINANCIAL ASSETS
Amortized cost		27,559,236	39,017,827
Cash and cash equivalents		16,417,860	26,572,522
Accounts receivable, net		6,098,448	6,513,888
Restricted cash		4,097,063	3,679,483
Reimbursement rights		754,672	1,613,335
Loans, financing and debentures		191,193	638,599

Fair value through result		12,930,988	11,537,109
Marketable securities	2	11,421,280	8,967,937
Beneficiary parties	2	435,235	417,242
Derivative financial instruments	2	1,074,473	2,151,930

Fair value through other comprehensive income		1,237,786	946,059
Investments (Interests)	1	1,175,539	861,234
Derivative financial instruments	2	62,247	84,825

FINANCIAL LIABILITIES
Amortized cost		112,069,908	109,460,695
Loans, financing and debentures		61,034,561	59,297,533
Obligations of Law No. 14,182/2021		43,766,663	42,022,123
Suppliers		3,927,925	2,764,288
Compulsory loan – Agreements		1,073,452	1,105,534
RGR Returns		695,705	932,250
Reimbursement obligations		357,460	70,803
Shareholders compensation		136,124	2,490,668
Leases		488,606	182,583
Concessions payable - use of public property		589,412	594,913

Fair value through result		15,064,322	17,500,976
Loans, financing and debentures		13,261,203	16,323,041
Derivative financial instruments		1,803,119	1,177,935
The Company’s financial assets and financial liabilities measured at fair value are classified and disclosed according to the following hierarchy levels:
•Level 1 – quoted (unadjusted) prices in active, liquid, and observable markets for identical assets or liabilities that are accessible at the measurement date; and
•Level 2 – quoted prices (adjusted or unadjusted) for similar assets or liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, other than quoted prices included within Level 1.
37.2 - Capital risk management
The Company monitors its capital based on a financial leverage ratio. This ratio corresponds to net debt divided by total capital. Financial leverage, in turn, comprises the total amount of short‑ and long‑term loans, borrowings, and debentures (see Note 24), less cash and cash equivalents and securities and marketable securities (see Notes 6 and 8). Total capital is calculated as the sum of equity, as presented in the consolidated balance sheet, and net debt.

	12/31/2025	12/31/2024
Total loans, financing and debentures	74,295,764	75,620,574
(+) Derivative financial instruments - debt protection	728,646	(974,381)
(-) Marketable securities	(11,856,515)	(9,385,179)
(-) Cash and cash equivalents	(16,417,860)	(26,572,522)
Net debt	46,750,035	38,688,492
(+) Total shareholders’ equity	118,501,657	121,999,776
Total Capital	165,251,692	160,688,268
Financial leverage index (%)	28	24
37.3 - Financial risk management
In the course of its operations, the Company is exposed to risk events that may affect the achievement of its strategic objectives. Risk management is primarily aimed at anticipating and minimizing the adverse effects of such events on the Company’s business activities and economic and financial performance.
For the management of financial risks, the Company has established operational and financial policies and strategies, approved by internal committees and Management, designed to ensure liquidity, security, and profitability of its assets, as well as to maintain the levels of indebtedness and debt profile defined for its economic and financial cash flows.
The sensitivity analyses presented below were prepared with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Accordingly, they represent projections based on assessments of macroeconomic scenarios and do not imply that the transactions will achieve the amounts presented over the analysis period considered.
The main financial risks identified in the risk management process are as follows:
37.3.1 - Liquidity risk
The table below analyzes, on a nominal basis, the Company’s non‑derivative financial liabilities by maturity ranges, corresponding to the remaining period from the balance sheet date through the final contractual maturity date. Contractual maturity is based on the latest date on which the Company is required to settle the obligations and include the related contractual interest amounts, where applicable.

	12/31/2025
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
Financial Liabilities (Current / Non-Current)	21,819,272	23,826,155	47,477,378	102,121,795	195,244,599
Obligations under Law No. 14.182/2021	3,738,498	6,364,054	13,458,478	61,111,171	84,672,201
Loans, financing and debentures	13,204,167	17,295,202	33,703,903	40,598,177	104,801,449
Suppliers	3,916,279	10,347	—	—	3,926,626
RGR Returns	695,705	—	—	—	695,705
Shareholder Remuneration	136,124	—	—	—	136,124
Leases	72,981	45,856	114,854	65,166	298,857
Concessions payable UBP	55,518	110,695	200,143	347,281	713,637

	12/31/2024
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
Financial Liabilities (Current / Non-Current)	22,599,741	22,968,512	41,394,062	97,366,345	184,328,660
Obligations of Law No. 14,182/2021	2,953,184	3,439,353	12,906,745	62,908,147	82,207,429
Loans, financing and debentures	13,769,529	18,913,993	28,317,110	34,133,371	95,134,003
Suppliers	2,756,329	7,959	—	—	2,764,288
RGR Returns	492,276	439,974	—	—	932,250
Reimbursement Obligations	55,517	15,286	—	—	70,803
Shareholders remuneration	2,490,668	—	—	—	2,490,668
Leases	31,192	20,183	29,536	41,971	122,882
Concessions payable UBP	51,046	131,764	140,671	282,856	606,337

37.3.2 - Derivative Financial Instruments
37.3.2.1 - Derivative financial instruments for hedging debt and firm commitments

	Maturity	Notional value	12/31/2025	12/31/2024	12/31/2025	12/31/2024
			Asset		Liability
Debt protection derivative
Credit agreement - US$ vs CDI	1/8/2025	493,000	—	118,733	—	—
Bonds - US$ vs CDI	2/4/2025	2,535,300	—	500,998	—	—

Credit agreement - US$ vs CDI	8/29/2025	219,150	—	54,290	—	—
Credit agreement - US$ vs CDI	12/9/2025	500,000	—	13,170	—	—
Credit agreement - EUR vs CDI	12/23/2025	500,000	—	5,245	—	—
Credit agreement - US$ vs CDI	2/27/2026	500,000	—	—	42,071	—
Credit agreement - US$ vs CDI	8/11/2026	350,000	—	—	11,840	—
Credit agreement - US$ vs CDI	12/4/2026	322,560	1,895	—	—	—
Credit agreement - EUR vs CDI	12/21/2026	245,000	1,764	—	—	—
Credit agreement - EUR vs CDI	8/16/2027	400,000	25,446	—	42,633	—
Credit agreement - US$ vs CDI	12/3/2027	215,040	18,181	—	17,981	—
Credit agreement - US$ vs CDI	12/16/2027	216,760	17,387	—	17,758	—
Credit agreement - US$ vs CDI	6/20/2029	232,873	16,712	47,415	1,752	7,603
Bonds - US$ vs CDI	2/4/2030	3,810,300	428,933	715,544	355,301	235,194
Debentures - IPCA vs CDI	6/15/2031	4,900,000	331,658	142,788	279,429	343,924
Debentures - IPCA vs CDI	9/15/2034	1,630,000	87,849	—	103,383	89,867
SACE - US$ vs CDI	12/4/2034	2,378,400	—	266,397	207,039	185,005
Bonds - US$ vs CDI	1/11/2035	4,229,025	—	287,736	586,756	316,342
Debentures - IPCA vs CDI	7/16/2035	2,000,000	96,620	—	102,499	—
Debentures - IPCA vs CDI	9/17/2035	700,000	48,028	—	34,677	—
			1,074,473	2,152,316	1,803,119	1,177,935
Long-term commitment derivatives
NDF US$	4/30/2025	67,113	—	224	—	—
NDF US$ and Primary Aluminum	10/1/2025	444	—	91	—	—
NDF US$ and Primary Aluminum	11/1/2025	447	—	92	—	—
NDF US$ and Primary Aluminum	12/1/2025	451	—	91	—	—
NDF US$ and Primary Aluminum	2/1/2026	33,089	4,695	6,548	—	—
NDF US$	2/27/2026	1,636	251	—	—	—
NDF US$ and Primary Aluminum	3/1/2026	58,884	8,312	11,635	—	—
NDF US$ and Primary Aluminum	4/1/2026	59,296	8,191	11,684	—	—
NDF US$ and Primary Aluminum	5/1/2026	59,718	8,316	11,752	—	—
NDF US$ and Primary Aluminum	6/1/2026	60,181	8,313	11,726	—	—
NDF US$	6/30/2026	650	103	—	—	—
NDF US$ and Primary Aluminum	7/1/2026	60,617	8,338	11,751	—	—
NDF US$	7/31/2026	650	103	—	—	—
NDF US$ and Primary Aluminum	8/1/2026	61,081	8,354	11,852	—	—
NDF US$	8/31/2026	337	53	—	—	—
NDF US$ and Primary Aluminum	9/1/2026	34,560	5,098	6,993	—	—
NDF US$	11/30/2026	626	100	—	—	—
NDF US$	12/30/2026	1,487	238	—	—	—
NDF US$	1/29/2027	1,769	283	—	—	—
NDF US$	2/26/2027	1,395	224	—	—	—

NDF US$	3/31/2027	2,068	333	—	—	—
NDF US$	4/30/2027	1,665	269	—	—	—
NDF US$	5/31/2027	1,178	192	—	—	—
NDF US$	6/30/2027	757	124	—	—	—
NDF US$	7/30/2027	252	42	—	—	—
NDF US$	8/31/2027	409	67	—	—	—
NDF US$	9/30/2027	157	26	—	—	—
NDF US$	10/29/2027	241	40	—	—	—
NDF US$	11/30/2027	325	54	—	—	—
NDF US$	12/30/2027	168	28	—	—	—
NDF US$	1/31/2028	337	57	—	—	—
NDF US$	2/25/2028	84	14	—	—	—
NDF US$	3/31/2028	168	29	—	—	—
			62,247	84,439	—	—

	Maturity	12/31/2025	12/31/2024

Variation of fair value of the derivative		—	—
Credit agreement - US$ vs CDI	1/8/2025	(11,948)	109,356
Bonds - US$ vs CDI	2/4/2025	(193,974)	560,392
Credit agreement - US$ vs CDI	8/29/2025	(44,993)	52,930
Credit agreement - US$ vs CDI	12/9/2025	(103,798)	13,170
Credit agreement - EUR vs CDI	12/23/2025	(38,697)	5,245
Credit agreement - US$ vs CDI	2/27/2026	(63,887)	—
Credit agreement - US$ vs CDI	6/18/2026	—	68,485
Credit agreement - US$ vs CDI	8/11/2026	(11,840)	—
Credit agreement - US$ vs CDI	12/4/2026	1,895	—
Credit agreement - EUR vs CDI	12/21/2026	1,764	—
Credit agreement - EUR vs CDI	8/16/2027	(17,186)	—
Credit agreement - US$ vs CDI	12/3/2027	200	—
Credit agreement - US$ vs CDI	12/16/2027	(371)	—
Credit agreement - US$ vs CDI	6/20/2029	(33,446)	41,141
Bonds - US$ vs CDI	2/4/2030	(700,988)	634,410
Debentures - IPCA vs CDI	6/16/2031	(88,822)	(296,800)
Debentures - IPCA vs CDI	9/15/2034	(14,779)	(89,867)
SACE - US$ vs CDI	12/4/2034	(500,256)	81,392
Bonds - US$ vs CDI	1/11/2035	(851,612)	(28,606)
Debentures - IPCA vs CDI	7/16/2035	(5,879)	—

Debentures - IPCA vs CDI	9/17/2035	13,351	—
Derivative Result		(2,665,266)	1,151,248

Variation of fair value of the protected debt
Credit agreement	1/8/2025	10,718	(165,382)
Bonds	2/4/2025	122,640	(765,876)
Credit agreement	8/29/2025	25,167	(68,059)
Credit agreement	12/9/2025	36,360	(17,497)
Credit agreement	12/23/2025	(29,242)	(7,838)
Credit agreement	2/27/2026	2,664	—
Credit agreement	6/18/2026	—	(257,569)
Credit agreement	8/11/2026	(9,836)	—
Credit agreement	12/4/2026	(5,734)	—
Credit agreement	12/21/2026	(3,181)	—
Credit agreement	8/16/2027	(10,792)	—
Credit agreement	12/3/2027	(4,296)	—
Credit agreement	12/16/2027	(2,789)	—
Credit agreement	6/20/2029	10,681	(59,203)
Bonds	2/4/2030	48,287	(1,068,243)
Debentures	6/16/2031	(600,834)	(53,596)
Debentures	9/15/2034	(211,489)	46,824
SPA (SACE)	12/4/2034	130,855	(206,217)
Bonds	1/11/2035	(122,379)	(95,074)
Debentures	7/16/2035	(63,802)	—
Debentures	9/17/2035	7,150	—
Debt Result		(669,852)	(2,717,730)

Net Financial Result		(3,335,118)	(1,566,482)

	12/31/2025	12/31/2024
Balance on January 1	23,257,512	6,757,343
Designation of protected debt	4,949,360	18,630,425
Fair value assessment - result	669,852	2,717,730
Amortizations	(6,012,836)	(4,847,986)
Balance as of December 31st	22,863,888	23,257,512

	12/31/2025	12/31/2024
Balance on January 1	(1,058,820)	283,908
Fair value assessment - result	2,665,266	(1,151,248)
Fair value assessment - OCI	22,146	(84,825)
Amortizations	(962,193)	(106,655)
Balance as of December 31st	666,399	(1,058,820)

37.4 - Financial Risk Management
37.4.1 - Interest Rate Risk
a)Domestic Indexers
Interest Rate Increase Risk

			Effect on result
		Balance on 12/31/2025	Scenario I - Probable 2026[1]	Scenario II (+25%)[1]	Scenario III (+50%)[1]
CDI	Loans, financing and debentures	(42,532,019)	(5,167,640)	(6,460,614)	(7,753,587)
	Financing and loans receivable	—	—	—	—
	Impact on the result	(42,532,019)	(5,167,640)	(6,460,614)	(7,753,587)

SELIC	Loans, financing and debentures	—	—	—	—
	AIC Reimbursement	54,774	6,710	8,386	10,067
	Impact on the result	54,774	6,710	8,386	10,067

TJLP	Loans, financing and debentures	(2,919,980)	(264,842)	(331,126)	(397,409)
	Impact on the result	(2,919,980)	(264,842)	(331,126)	(397,409)

IGPM (General Market Price Index)	Leases	(342,644)	(13,534)	(16,927)	(20,319)
	Financing and loans receivable	—	—	—	—
	Impact on the result	(342,644)	(13,534)	(16,927)	(20,319)

	Obligations of Law No. 14,182/2021	(43,766,663)	(1,890,720)	(2,363,400)	(2,836,080)
IPCA	Loans, financing and debentures	(21,028,085)	(908,413)	(1,135,517)	(1,362,620)
	Right of reimbursement	699,898	30,236	37,794	45,353
	Impact on the result	(64,094,850)	(2,768,897)	(3,461,123)	(4,153,347)

Impact on profit or loss in case of assessment of national indexes		(109,834,719)	(8,208,203)	(10,261,404)	(12,314,596)

(1) Assumptions adopted:		12/31/2025	Likely	+25%	+50%
	CDI	14.90	12.15	15.19	18.23
	SELIC	15.00	12.25	15.31	18.38
	TJLP	8.05	9.07	11.34	13.61
	IGPM (General Market Price Index)	-1.05	3.95	4.94	5.93
	IPCA	4.32	4.32	5.40	6.48
Financing contracts hedged by derivatives for which the Company assumes a liability position linked to the variable interest rate curve in Brazilian Reais (CDI) are included in the interest rate risk composition.
Accounting Policy
Recognition and measurement:
Financial assets and financial liabilities are initially recognized at fair value and subsequently measured at amortized cost or at fair value, in accordance with IFRS 9 – Financial Instruments.
Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities are added to or deducted from the fair value of the financial assets or financial liabilities, as applicable, after initial recognition.
Financial assets
The Company’s financial assets are initially recognized at fair value and subsequently measured, as a whole, either at amortized cost or at fair value, depending on their classification.
a) A financial asset is measured at amortized cost if it meets both of the following conditions:
•it is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
b) A financial asset is measured at fair value through other comprehensive income (FVOCI) if it meets both of the following conditions:
•it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may make an irrevocable election to present subsequent changes in the fair value of the investment in other comprehensive income (OCI). The Company elects to recognize changes in the fair value of its Olsen|| charged to OCI when it does not have control, joint control, or significant influence over the investee.
c) Financial assets that are not classified as measured at amortized cost or FVOCI, as described above, are classified as measured at fair value through profit or loss (FVTPL). On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the criteria for measurement at amortized cost or FVOCI as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Business model assessment
The Company assesses the objective of the business model in which a financial asset is held, as this best reflects the manner in which the business is managed and the information provided to Management.
Assessment of contractual cash flows
For the purpose of assessing whether contractual cash flows constitute solely payments of principal and interest, principal is defined as the fair value of the financial asset at initial recognition. Interest is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period, as well as for other basic lending risks and costs.
The Company considers the contractual terms of the instrument when assessing whether contractual cash flows are composed solely of payments of principal and interest. This includes an assessment of whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows in such a way that the condition would no longer be met.
Financial Liabilities
Financial liabilities, which include loans and borrowings, trade payables, and other accounts payable, are initially measured at fair value and subsequently measured at amortized cost using the effective interest method, when not designated as hedging instruments. Interest expenses, as well as foreign exchange gains and losses, are recognized in profit or loss.
The effective interest method is used to calculate the amortized cost of a financial liability and to allocate the related interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs, and other premiums or discounts) over the expected life of the financial liability, or, when appropriate, over a shorter period, to the net carrying amount on initial recognition.
Derivative financial instruments
The Company uses derivative financial instruments to reduce its exposure to interest rate and foreign exchange risks, including interest rate swap contracts and non‑deliverable forwards (NDFs).
Derivatives are initially recognized at fair value on the trade date and are subsequently measured at fair value through changes in fair value. Changes in the fair values of derivatives designated as fair value hedging instruments are recognized in finance results, while derivatives related to cash flow hedges are recognized in other comprehensive income (OCI).
Hedge accounting
The Company, considering the benefits of reducing earnings volatility and enhancing transparency regarding the effects of hedging activities, adopts hedge accounting. In accordance with IFRS 9 – Financial Instruments, there are three types of hedging relationships:
•Fair value hedge: a hedge of exposure to changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment;
•Cash flow hedge: a hedge of exposure to variability in cash flows that is attributable to a specific risk associated with all or a component of a recognized asset or liability, or a highly probable forecast transaction, and that could affect profit or loss; and
•Net investment hedge in a foreign operation: a hedge of a net investment in a foreign operation.
The Company’s debt instruments designated as hedged items are classified as fair value hedges, for which changes in the fair values of both the hedging instruments and the hedged items are recognized in profit or loss.
Unrecognized firm commitments designated as hedged items are classified as cash flow hedges, for which changes in the fair values of the hedging instruments are recognized in other comprehensive income (OCI).
Critical estimates and judgments
For hedged items traded in active markets, fair value measurement is based on observable market prices, using specialized valuation tools, such as Bloomberg. In all other cases, hedging instruments and hedged items are measured using valuation techniques in accordance with IFRS 13 – Fair Value Measurement, which generally apply assumptions based on prevailing market conditions.